Long-term loans (Bank loans and other loans) (Detail) € in Thousands, ¥ in Thousands, ¥ in Thousands, $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)		Dec. 31, 2018 USD ($)	Dec. 31, 2018 SGD ($)	Dec. 31, 2018 EUR (€)	Dec. 31, 2018 JPY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 SGD ($)	Dec. 31, 2017 EUR (€)	Dec. 31, 2017 JPY (¥)
Disclosure of long-term loans [line items]
Long-term loans	¥ 150,169,010	¥ 125,129,416
Less: Current portion	20,620,849	18,098,458	[1]
Non-current portion	129,548,161	107,030,958	[1]
Bank loans and other loans [member]
Disclosure of long-term loans [line items]
Long-term loans	145,444,257	117,702,233
Less: Current portion	20,010,384	15,974,964
Non-current portion	125,433,873	101,727,269
Bank loans and other loans [member] | Secured [member] | RMB [member] | Fixed rate [member]
Disclosure of long-term loans [line items]
Long-term loans	5,853,730	7,080,379
Less: Current portion	1,211,700	1,213,150
Non-current portion	¥ 4,642,030	¥ 5,867,229
Annual interest rate	4.41%-4.90%	4.41%-4.90%
Bank loans and other loans [member] | Secured [member] | RMB [member] | Variable rate [member]
Disclosure of long-term loans [line items]
Long-term loans	¥ 3,504,911	¥ 4,117,055
Less: Current portion	528,586	657,231
Non-current portion	¥ 2,976,325	¥ 3,459,824
Annual interest rate	4.28%-4.90%	4.66%-4.90%
Bank loans and other loans [member] | Secured [member] | S$ [member] | Variable rate [member]
Disclosure of long-term loans [line items]
Long-term loans	¥ 101,920				$ 20,359
Less: Current portion	0
Non-current portion	¥ 101,920
Annual interest rate	3.25%
Bank loans and other loans [member] | Unsecured [member] | RMB [member] | Fixed rate [member]
Disclosure of long-term loans [line items]
Long-term loans	¥ 11,133,929	¥ 14,981,859
Less: Current portion	4,184,303	3,179,426
Non-current portion	¥ 6,949,626	¥ 11,802,433
Annual interest rate	2.00%-5.39%	2.00%-5.00%
Bank loans and other loans [member] | Unsecured [member] | RMB [member] | Variable rate [member]
Disclosure of long-term loans [line items]
Long-term loans	¥ 101,626,230	¥ 76,467,082
Less: Current portion	12,589,306	10,013,829
Non-current portion	¥ 89,036,924	¥ 66,453,253
Annual interest rate	1.80%-6.55%	1.80%-6.03%
Bank loans and other loans [member] | Unsecured [member] | US$ [member] | Variable rate [member]
Disclosure of long-term loans [line items]
Long-term loans	¥ 10,625,985	¥ 2,271,785		$ 1,548,255				$ 347,676
Less: Current portion	910,948	418,163
Non-current portion	¥ 9,715,037	¥ 1,853,622
Annual interest rate	1.74%-7.29%	1.74%/2.26%
Bank loans and other loans [member] | Unsecured [member] | S$ [member] | Variable rate [member]
Disclosure of long-term loans [line items]
Long-term loans	¥ 12,272,527	¥ 12,396,329			$ 2,451,466				$ 2,538,619
Less: Current portion	530,272	419,570
Non-current portion	¥ 11,742,255	¥ 11,976,759
Annual interest rate	3.46%	2.73%/4.25%
Bank loans and other loans [member] | Unsecured [member] | EUR [member] | Fixed rate [member]
Disclosure of long-term loans [line items]
Long-term loans	¥ 171,393	¥ 237,680				€ 21,841				€ 30,463
Less: Current portion	48,441	67,207
Non-current portion	¥ 122,952	¥ 170,473
Annual interest rate	0.75%-2.15%	1.30%-2.15%
Bank loans and other loans [member] | Unsecured [member] | JPY [member] | Fixed rate [member]
Disclosure of long-term loans [line items]
Long-term loans	¥ 153,632	¥ 150,064					¥ 2,482,335				¥ 2,592,661
Less: Current portion	6,828	6,388
Non-current portion	¥ 146,804	¥ 143,676
Annual interest rate	0.75%	0.75%

[1]	The Company and its subsidiaries have initially applied IFRS 15 and IFRS 9 at 1 January 2018. Under the transition methods chosen, comparative information is not restated. See Note 2(b).